Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted and Performance Stock Activity
A summary of restricted and performance stock and unit activity during the year ended December 31, 2017, is presented below:

	Shares/ Units (a)	Weighted average grant date fair value (per share) (b)
Nonvested on January 1, 2017	4,004,402	11.28
Shares/units granted	1,238,754	18.83
Shares/units vested	(847,107)	11.64
Shares/units cancelled	(424,833)	10.51
Nonvested on December 31, 2017	3,971,216	12.92

(a)	Includes only units that settle in shares and nonvested performance units are included at 100% payout level.

(b)	The weighted average grant date fair value for shares/units granted in 2016 and 2015 was $12.90 and $13.90, respectively.

Schedule of Stock Options
The summary of stock option activity for the year ended December 31, 2017, is shown below:

	Options Outstanding	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2017	5,937,156	17.86
Options converted from CBF	1,059,685	11.54
Options granted	423,638	19.73
Options exercised	(475,995)	13.66
Options expired/cancelled	(335,913)	27.21
December 31, 2017	6,608,571	16.80	3.18	34,003
Options exercisable	5,016,496	17.65	2.56	24,646
Options expected to vest	1,592,075	14.11	5.13	9,358

Schedule of Valuation Assumptions, Stock Options
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted or converted in 2017, 2016, and 2015 with the following assumptions:

	2017	2016	2015
Expected dividend yield	1.82%	2.41%	1.68%
Expected weighted-average lives of options granted	6.09 years	6.19 years	6.18 years
Expected weighted-average volatility	26.90%	32.84%	32.26%
Expected volatility range	24.36 - 29.44%	30.73 – 34.95%	23.67 – 40.85%
Risk-free interest rate	2.07%	1.28%	1.68%